Summary of significant accounting policies - Concentration of customers and concentration of suppliers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Summary of significant accounting policies
Revenue	$ 19,213	$ 3,420
Research and development expenses	102,049	58,928
Revenue | Concentration of customers | A
Summary of significant accounting policies
Revenue		920
Revenue | Concentration of customers | D
Summary of significant accounting policies
Revenue		1,102
Revenue | Concentration of customers | E
Summary of significant accounting policies
Revenue	3,236
Research and Development Expenses | Concentration of suppliers | B
Summary of significant accounting policies
Research and development expenses	12,313
Research and Development Expenses | Concentration of suppliers | C
Summary of significant accounting policies
Research and development expenses		$ 22,625
Research and Development Expenses | Concentration of suppliers | E
Summary of significant accounting policies
Research and development expenses	$ 31,022